Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 235,274	¥ 29,925	¥ (131,416)
Less: reclassification adjustments	(33,988)	18,249	(32,473)
Total	201,286	48,174	(163,889)
Pension liability adjustments:
Unrealized gains (losses)	34,171	2,367	(42,090)
Less: reclassification adjustments	5,913	8,992	6,206
Total	40,084	11,359	(35,884)
Total tax effect before allocation to noncontrolling interests	¥ 241,370	¥ 59,533	¥ (199,773)